Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Details) (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Total trade payables	€ 5,916	€ 4,800
Other current liabilities
Social security	314	306
Payroll accruals and taxes	1,351	947
Other current liabilities	1,024	1,029
Total other current liabilities	€ 2,690	€ 2,282